Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities
Financial assets	€ 236,494	€ 100,120	€ 41,706
Financial liabilities	259,645	214,444	91,784
Financial assets, at fair value	236,494	100,120	41,706
Financial liabilities, at fair value	363,055	248,272	92,594
Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	140,260	116,729	81,518
Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	119,385	97,715	10,265
Long-term debt
Financial assets and liabilities
Financial liabilities	27,551	48,460	32,181
Financial liabilities, at fair value	27,609	48,202	29,701
Long-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	27,551	48,460	32,181
Derivative instruments
Financial assets and liabilities
Financial liabilities	119,385	97,715	10,265
Financial liabilities, at fair value	119,385	97,715	10,265
Derivative instruments | Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	119,385	97,715	10,265
Royalty certificates liabilities
Financial assets and liabilities
Financial liabilities	51,645	29,207	6,327
Financial liabilities, at fair value	154,996	63,293	9,617
Royalty certificates liabilities | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	51,645	29,207	6,327
Short-term debt
Financial assets and liabilities
Financial liabilities	32,309	5,868	5,308
Financial liabilities, at fair value	32,309	5,868	5,308
Short-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	32,309	5,868	5,308
Trade payables
Financial assets and liabilities
Financial liabilities	26,017	32,862	37,679
Financial liabilities, at fair value	26,017	32,862	37,679
Trade payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	26,017	32,862	37,679
Other miscellaneous payables
Financial assets and liabilities
Financial liabilities	2,738	331	23
Financial liabilities, at fair value	2,738	331	23
Other miscellaneous payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	2,738	331	23
Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	236,494	100,120	41,706
Long-term deposit accounts
Financial assets and liabilities
Financial assets	115		9,000
Financial assets, at fair value	115		9,000
Long-term deposit accounts | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	115		9,000
Long-term security deposits
Financial assets and liabilities
Financial assets			8
Financial assets, at fair value			8
Long-term security deposits | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets			8
Advance payment
Financial assets and liabilities
Financial assets		1,047	1,047
Financial assets, at fair value		1,047	1,047
Advance payment | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets		1,047	1,047
Current accrued income
Financial assets and liabilities
Financial assets	1,575	1,574
Financial assets, at fair value	1,575	1,574
Current accrued income | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	1,575	1,574
Short-term deposit accounts
Financial assets and liabilities
Financial assets	131,558		70
Financial assets, at fair value	131,558		70
Short-term deposit accounts | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	131,558		70
Trade receivables
Financial assets and liabilities
Financial assets	2,016	531	3,807
Financial assets, at fair value	2,016	531	3,807
Trade receivables | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	2,016	531	3,807
Other receivables
Financial assets and liabilities
Financial assets	1,919	405	857
Financial assets, at fair value	1,919	405	857
Other receivables | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	1,919	405	857
Cash and cash equivalents
Financial assets and liabilities
Financial assets	99,312	96,564	26,918
Financial assets, at fair value	99,312	96,564	26,918
Cash and cash equivalents | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	€ 99,312	€ 96,564	€ 26,918